Schedule of revenues (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Revenues	$ 1,041,682	$ 1,411,688	$ 1,394,010
Sale of Robotics [Member]
Revenues	569,983	772,441	853,467
Software Revenue [Member]
Revenues	$ 471,699	$ 639,247	$ 540,543